Inventories (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Inventories [Abstract]
Initial balance	$ (1,246,380)	$ (1,318,036)
Inventories write-down estimation	(4,667,808)	(1,642,147)
Estimates resulting from business combinations	0	(210,816)
Inventories recognised as an expense	1,877,113	1,962,689
Business combinations effect	92,396	(38,070)
Total	$ (3,944,679)	$ (1,246,380)